SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended		3 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 01, 2020
Price per share issued (in Dollars per share)	$ 11.50
IPO
Shares issued in transaction (in shares)			25,300,000
IPO | Class A ordinary shares
Shares issued in transaction (in shares)	25,300,000
IPO | Subsequent Event
Shares issued in transaction (in shares)	25,300,000
Price per share issued (in Dollars per share)	$ 10.00
Over-Allotment Option
Shares issued in transaction (in shares)	3,300,000		3,300,000
Over-Allotment Option | Subsequent Event
Shares issued in transaction (in shares)	3,300,000
Private Placement
Shares issued in transaction (in shares)		7,060,000	7,060,000
Price per share issued (in Dollars per share)		$ 1.00
Private Placement purchase price		$ 7,060,000
Private Placement | Class A ordinary shares
Price per share issued (in Dollars per share)				$ 11.50